Annual Principal Payments on Federal Home Loan Bank Advances (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Short-term Debt [Line Items]
2019	$ 46
2020	14
2021	14
2022	14
2023	10
Thereafter	8
Federal home loan bank, advances	$ 106	$ 10,022